Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Feb. 28, 2017
Registrant Name	GMO Series Trust
Central Index Key	0001521894
Amendment Flag	false
Document Creation Date	Jul. 27, 2017
Document Effective Date	Jul. 27, 2017
Prospectus Date	Jun. 30, 2017
GMO Emerging Countries Series Fund | Class R6
Prospectus [Line Items]
Trading Symbol	GECRX